RELATED PARTY TRANSACTIONS (Tables)	3 Months Ended
Mar. 31, 2013
Related Party Transactions [Abstract]
Amounts due from and to related parties, excluding direct financing lease balances
The Consolidated Balance Sheets include the following amounts due from and to related parties, excluding direct financing lease balances (Note 3):

(in thousands of $)	March 31, 2013	December 31, 2012
Amounts due from:
Frontline Charterers	—	51,788
Frontline	980	810
Deep Sea	42	1,305
Seadrill	200	300
Total amount due from related parties	1,222	54,203
Loans to related parties - associated companies, long-term
SFL West Polaris	42,641	67,010
SFL Deepwater	146,370	154,874
Total loans to related parties - associated companies, long-term	189,011	221,884
Amounts due to:
Frontline Charterers	1,389	804
Frontline Management	1,088	815
Bluelot	4,346	3,802
Corte Real	4,300	3,756
Other related parties	68	50
Total amount due to related parties	11,191	9,227

Summary of leasing revenues earned from related parties
A summary of leasing revenues earned from the Frontline Charterers and Deep Sea is as follows:

	3 months ended	3 months ended	Year ended
Payments (in millions of $)	March 31, 2013	March 31, 2012	December 31, 2012
Operating lease income	4.5	5.2	20.7
Direct financing lease interest income	14.3	15.1	59.2
Finance lease service revenue	13.6	16.6	64.8
Direct financing lease repayments	12.3	14.1	52.8